Organization	3 Months Ended
Sep. 30, 2014
Notes
Organization

The Company

Code Navy, a Wyoming corporation (the "Company") was incorporated on June 9, 2014 and is the result of a holding company reorganization effected under Oklahoma law by Code Navy, a Nevada corporation formerly known as Culture Medium Holdings Corp. (“Code Navy NV”). On June 9, 2014, when the Company was a second-tier subsidiary of Code Navy NV,  the Company obtained the rights to its current business plan in exchange for 100,000,000 Code Navy NV shares. mmediately prior to the issuance of the 100,000,000 shares, Code Navy NV had 190,858 shares outstanding.  As a result of the holding company reorganization, Code Navy NV changed its name to Culture Medium Holdings Corp., became a wholly-owned Oklahoma subsidiary of the Company and was disposed of to a non-affiliated third party, and the former Code Navy NV shareholders became shareholders of the Company. As of June 30, 2014, and giving effect to the holding company reorganization, there were approximately 100,190,858 shares of Common Stock outstanding.  The transaction was accounted for as a reverse merger (recapitalization) with the acquired business plan deemed to be the accounting acquirer and the Company deemed to be the legal acquirer.  The financial statements presented herein are those of the accounting acquirer.

The Company is engaged in the business of developing a database of offshore programmers and intends to offer programming services in an offshore floating vessel.